Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 14, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
The following table provides a summary of compensation actually paid, as defined by the SEC (CAP), to the principal executive officer (PEO), the average CAP for the other non-PEO named executive officers (Other NEOs), total shareholder return (TSR), net income and the Company-selected financial measure (CSM) of operating income for 2024, 2023, 2022, 2021 and 2020.

Year	Summary Compensation Table Total for PEO V. James Vena (a)	Compensation Actually Paid to PEO V. James Vena (a)	Summary Compensation Table Total for PEO Lance M. Fritz (a)	Compensation Actually Paid to PEO Lance M. Fritz (a)	Average Summary Compensation Table Total for Non-PEO NEOs (a)	Average Compensation Actually Paid to Non-PEO NEOs (a)	Value of Initial Fixed $100 Investment Based On:		Net Income (c) In Millions	CSM: Operating Income (c) In Millions
							Company TSR	Peer Group TSR (b)
2024	$17,644,763	$12,782,098	—	—	$4,879,690	$3,865,271	$141	$156	$6,747	$9,713
2023	2,017,348	2,017,348	15,552,576	13,105,795	3,639,648	3,680,741	148	154	6,379	9,082
2022	—	—	14,326,072	5,546,491	2,690,886	2,533,173	122	128	6,998	9,917
2021	—	—	14,523,819	23,246,960	3,188,100	4,326,065	145	155	6,523	9,338
2020	—	—	16,632,099	14,075,218	4,297,722	5,491,165	118	117	5,349	7,834

(a)
Mr. Fritz, in his capacity as Chief Executive Officer, served as our principal executive officer (PEO) for 2020, 2021, and 2022, and until August 14, 2023, when Mr. Vena became the CEO. The Other NEOs represent the following individuals for each of the years shown: Ms. Hamann, Ms. Whited, Mr. Rocker, and Mr. Gehringer for 2024, 2023, 2022, and 2021; and Mr. Vena (in his capacity as our then Chief Operating Officer), Ms. Hamann, Ms. Whited and Mr. Rocker for 2020.

(b)	The peer group index is the Dow Jones Transportation Index, which is included in Item 5 of the Company’s Form 10-K for the year ended December 31, 2024.
(c)
Net income and operating income for 2022 reflect a $92 million one-time charge for the labor agreements reached with our labor unions. Net income and operating income for 2020 reflect a $278 million non-cash impairment charge related to our Brazos yard investment.

(d)
CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT). No adjustments were made to Mr. Vena’s 2023 total compensation for purposes of calculating his 2023 CAP.

PEO V. James Vena SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2024	$17,644,763	($12,000,196)	$7,137,531	—	—	$12,782,098
2023	2,017,348	—	—	—	—	2,017,348

PEO Lance M. Fritz SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2023	$15,552,576	($12,000,274)	$10,562,712	($1,500,939)	$491,720	$13,105,795
2022	14,326,072	(12,000,163)	2,504,547	—	716,035	5,546,491
2021	14,523,819	(10,500,166)	18,510,398	(47,311)	760,220	23,246,960
2020	16,632,099	(10,500,105)	10,583,878	(3,269,470)	628,816	14,075,218

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Average Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,879,690	($2,812,707)	$1,639,815	($7,237)	$165,710	$3,865,271
2023	3,639,648	(2,025,201)	2,413,150	(682,484)	335,628	3,680,741
2022	2,690,886	(1,812,770)	594,285	—	1,060,772	2,533,173
2021	3,188,100	(1,475,163)	2,409,395	(367,668)	571,401	4,326,065
2020	4,297,722	(2,087,623)	4,094,333	(1,064,470)	251,203	5,491,165

(i)	The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below
PEO V. James Vena Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2024	$7,137,531	—	—	—	$7,137,531
2023	—	—	—	—	—

PEO Lance M. Fritz Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Awards Forfeited During the Year	Total Equity Award Adjustments
2023	$11,353,821	—	$350,903	$3,250,480	($4,392,492)	$10,562,712
2022	8,228,329	—	(1,183,911)	(4,539,871)	—	2,504,547
2021	12,578,359	—	(1,151,373)	7,083,412	—	18,510,398
2020	11,615,105	—	4,891	(1,036,118)	—	10,583,878

Average Non-PEO NEOs Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2024	$1,672,955	—	$12,414	($45,554)	$1,639,815
2023	1,916,131	—	44,065	452,954	2,413,150
2022	1,242,989	—	(116,387)	(532,317)	594,285
2021	1,767,115	—	(83,871)	726,151	2,409,395
2020	2,576,000	1,372,918	(1,750)	147,165	4,094,333

(iii)
The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.

(iv)	The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).

Company Selected Measure Name			operating income
Named Executive Officers, Footnote
(a)
Mr. Fritz, in his capacity as Chief Executive Officer, served as our principal executive officer (PEO) for 2020, 2021, and 2022, and until August 14, 2023, when Mr. Vena became the CEO. The Other NEOs represent the following individuals for each of the years shown: Ms. Hamann, Ms. Whited, Mr. Rocker, and Mr. Gehringer for 2024, 2023, 2022, and 2021; and Mr. Vena (in his capacity as our then Chief Operating Officer), Ms. Hamann, Ms. Whited and Mr. Rocker for 2020.

Peer Group Issuers, Footnote
(b)	The peer group index is the Dow Jones Transportation Index, which is included in Item 5 of the Company’s Form 10-K for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(d)
CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT). No adjustments were made to Mr. Vena’s 2023 total compensation for purposes of calculating his 2023 CAP.

PEO V. James Vena SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2024	$17,644,763	($12,000,196)	$7,137,531	—	—	$12,782,098
2023	2,017,348	—	—	—	—	2,017,348

PEO Lance M. Fritz SCT Total to CAP Reconciliation:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Compensation Actually Paid to PEO
2023	$15,552,576	($12,000,274)	$10,562,712	($1,500,939)	$491,720	$13,105,795
2022	14,326,072	(12,000,163)	2,504,547	—	716,035	5,546,491
2021	14,523,819	(10,500,166)	18,510,398	(47,311)	760,220	23,246,960
2020	16,632,099	(10,500,105)	10,583,878	(3,269,470)	628,816	14,075,218

(i)	The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below
PEO V. James Vena Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2024	$7,137,531	—	—	—	$7,137,531
2023	—	—	—	—	—

PEO Lance M. Fritz Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Awards Forfeited During the Year	Total Equity Award Adjustments
2023	$11,353,821	—	$350,903	$3,250,480	($4,392,492)	$10,562,712
2022	8,228,329	—	(1,183,911)	(4,539,871)	—	2,504,547
2021	12,578,359	—	(1,151,373)	7,083,412	—	18,510,398
2020	11,615,105	—	4,891	(1,036,118)	—	10,583,878

(iii)
The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.

(iv)	The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).

Non-PEO NEO Average Total Compensation Amount			$ 4,879,690	$ 3,639,648	$ 2,690,886	$ 3,188,100	$ 4,297,722
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,865,271	3,680,741	2,533,173	4,326,065	5,491,165
Adjustment to Non-PEO NEO Compensation Footnote
(d)
CAP is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date such awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the applicable executives’ “total compensation” as reported in the Summary Compensation Table (SCT). No adjustments were made to Mr. Vena’s 2023 total compensation for purposes of calculating his 2023 CAP.

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (i)	Equity Award Adjustments (ii)	Average Reported Change in the Actuarial Present Value of Pension Benefits (iii)	Pension Benefit Adjustments (iv)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,879,690	($2,812,707)	$1,639,815	($7,237)	$165,710	$3,865,271
2023	3,639,648	(2,025,201)	2,413,150	(682,484)	335,628	3,680,741
2022	2,690,886	(1,812,770)	594,285	—	1,060,772	2,533,173
2021	3,188,100	(1,475,163)	2,409,395	(367,668)	571,401	4,326,065
2020	4,297,722	(2,087,623)	4,094,333	(1,064,470)	251,203	5,491,165

(i)	The amounts included in this column are the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the SCT for each applicable year.
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below
Average Non-PEO NEOs Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2024	$1,672,955	—	$12,414	($45,554)	$1,639,815
2023	1,916,131	—	44,065	452,954	2,413,150
2022	1,242,989	—	(116,387)	(532,317)	594,285
2021	1,767,115	—	(83,871)	726,151	2,409,395
2020	2,576,000	1,372,918	(1,750)	147,165	4,094,333

(iii)
The amounts included in this column are the change in the present actuarial value of the executives’ accumulated benefit under the Company’s pension plan as reported in “Change in Pension and Nonqualified Deferred Compensation Earnings” column of the SCT for each applicable year.

(iv)	The total pension benefit adjustments for each applicable year include the actuarially determined service cost for services rendered during the applicable year (the “service cost”).

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
As shown in the chart below, the PEO’s CAP and Other NEOs’ Average CAP amounts are directionally aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, the value of which moves in line with our TSR, in addition to the Company’s financial performance. The Other NEOs’ Average CAP in 2020 also reflects the compensation of a more senior executive who ceased to serve as one of the Other NEOs in 2021. The Other NEO’s Average CAP increased in 2023 and 2024 due primarily to changes in the Company’s stock price and the election of Ms. Whited as the Company’s President. The PEO’s CAP in 2024 reflects Mr. Vena’s first full year of service as the CEO.

Compensation Actually Paid vs. Net Income
CAP versus Net Income
The Company’s net income increased in 2021, 2022 and 2024, and decreased in 2023, while the PEO and Other NEOs’ CAP has varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, the value of which are affected by our TSR. In addition, the Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
CAP versus Operating Income – Company-Selected Measure (CSM)
Operating income and operating ratio (of which operating income is a component) are equally weighted financial measures used in our annual incentive plan, as described in our CD&A. In addition, performance stock units awarded to our NEOs are earned based one-third (1/3) on operating income growth (OIG). The Company’s operating income has steadily increased year-over-year, except for 2023, although its impact on the PEO’s and Other NEO’s CAP has been muted or offset by other performance measures and by changes in the Company’s stock price.

Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group
The following chart presents the cumulative total shareholder return, assuming reinvestment of dividends, over the 5-year period for the Company (UNP) and the Dow Jones Transportation Index (DJ Trans). As the table demonstrates, the Company’s 5-year cumulative TSR is generally aligned with our peer group index.

Tabular List, Table
Most Important Measures to Determine 2024 CAP
Below lists the most important financial metrics used to link 2024 CAP to Company performance. Operating income, operating ratio and return on invested capital are further described in our CD&A within the sections titled “2024 Annual Incentive Plan” and “Long-Term Equity Incentive Compensation.”
•	Operating Income
•	Operating Ratio
•	Return on Invested Capital

Total Shareholder Return Amount			$ 141	148	122	145	118
Peer Group Total Shareholder Return Amount			156	154	128	155	117
Net Income (Loss)			$ 6,747,000,000	$ 6,379,000,000	$ 6,998,000,000	$ 6,523,000,000	$ 5,349,000,000
Company Selected Measure Amount			9,713,000,000	9,082,000,000	9,917,000,000	9,338,000,000	7,834,000,000
PEO Name	Mr. Vena	Mr. Fritz	Mr. Vena		Mr. Fritz	Mr. Fritz	Mr. Fritz
Equity Awards Adjustments, Footnote
(ii)	The equity award adjustments for each applicable year reflect the year-over-year change in the fair value of equity awards as itemized in the tables below
PEO V. James Vena Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2024	$7,137,531	—	—	—	$7,137,531
2023	—	—	—	—	—

PEO Lance M. Fritz Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Awards Forfeited During the Year	Total Equity Award Adjustments
2023	$11,353,821	—	$350,903	$3,250,480	($4,392,492)	$10,562,712
2022	8,228,329	—	(1,183,911)	(4,539,871)	—	2,504,547
2021	12,578,359	—	(1,151,373)	7,083,412	—	18,510,398
2020	11,615,105	—	4,891	(1,036,118)	—	10,583,878

Average Non-PEO NEOs Equity Award Adjustments Reconciliation:

Year	Fair Value as of Year-End of Equity Awards Granted during the Year	Fair Value as of Vest Date of Equity Awards Granted during the Year	Increase (Decrease) from Prior Year-End in Fair Value of Awards That Vested During the Year	Year-over-Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Total Equity Award Adjustments
2024	$1,672,955	—	$12,414	($45,554)	$1,639,815
2023	1,916,131	—	44,065	452,954	2,413,150
2022	1,242,989	—	(116,387)	(532,317)	594,285
2021	1,767,115	—	(83,871)	726,151	2,409,395
2020	2,576,000	1,372,918	(1,750)	147,165	4,094,333

Charges for labor agreements					$ 92,000,000
Asset Impairment Charges							$ 278,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name			Operating Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Invested Capital
V. James Vena [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 17,644,763	$ 2,017,348	0	$ 0	0
PEO Actually Paid Compensation Amount			12,782,098	2,017,348	0	0	0
Lance M. Fritz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	15,552,576	14,326,072	14,523,819	16,632,099
PEO Actually Paid Compensation Amount			0	13,105,795	5,546,491	23,246,960	14,075,218
PEO | V. James Vena [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | V. James Vena [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | V. James Vena [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,000,196)	0
PEO | V. James Vena [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,137,531	0
PEO | V. James Vena [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,137,531	0
PEO | V. James Vena [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | V. James Vena [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | V. James Vena [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Lance M. Fritz [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,500,939)	0	(47,311)	(3,269,470)
PEO | Lance M. Fritz [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				491,720	716,035	760,220	628,816
PEO | Lance M. Fritz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(12,000,274)	(12,000,163)	(10,500,166)	(10,500,105)
PEO | Lance M. Fritz [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,562,712	2,504,547	18,510,398	10,583,878
PEO | Lance M. Fritz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,353,821	8,228,329	12,578,359	11,615,105
PEO | Lance M. Fritz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,250,480	(4,539,871)	7,083,412	(1,036,118)
PEO | Lance M. Fritz [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Lance M. Fritz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				350,903	(1,183,911)	(1,151,373)	4,891
PEO | Lance M. Fritz [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,392,492)	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,237)	(682,484)	0	(367,668)	(1,064,470)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,710	335,628	1,060,772	571,401	251,203
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,812,707)	(2,025,201)	(1,812,770)	(1,475,163)	(2,087,623)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,639,815	2,413,150	594,285	2,409,395	4,094,333
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,672,955	1,916,131	1,242,989	1,767,115	2,576,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,554)	452,954	(532,317)	726,151	147,165
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	1,372,918
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 12,414	$ 44,065	$ (116,387)	$ (83,871)	$ (1,750)